Significant accounting policies	3 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Significant accounting policies

3.	Significant accounting policies

(a)	Use of estimates

The preparation of the Company's consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the balance sheet date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(b)	Functional currency

The consolidated financial statements are presented in US dollars (US$), which is the Company's functional currency. All financial information presented in US dollars has been rounded to the nearest dollar amount, unless otherwise stated.

(c)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as operating loss and tax credit carry forwards, if any. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of comprehensive income in the period the change in tax rates or tax laws is enacted. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company's management determined that the Cayman Islands is the Company's only major tax jurisdiction. The Company may be subject to potential examination by foreign taxing authorities in the area of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with foreign tax laws.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction, and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company's tax provision is zero.

(d)	Recently issued accounting standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company's consolidated financial statements.